Average Annual Total Returns - Volumetric Fund	1 Year	5 Years	10 Years	After Taxes on Distributions 1 Year	After Taxes on Distributions 5 Years	After Taxes on Distributions 10 Years	After Taxes on Distributions and Sales 1 Year	After Taxes on Distributions and Sales 5 Years	After Taxes on Distributions and Sales 10 Years	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index:(reflects no deductions for fees, expenses or taxes) 10 Years	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 1 Year	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 5 Years	FTSE 3-Month Treasury Bill Index: (reflects no deductions for fees, expenses or taxes) 10 Years
Total	(14.25%)	3.68%	7.28%	(15.31%)	2.72%	5.81%	(7.68%)	2.86%	5.65%	(18.11%)	9.42%	12.56%	1.50%	1.25%	0.74%